CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in business acquisitions, net	¥ 0	¥ 0	¥ 562
Net of cash disposed	0	576,051	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	533,481	3,571,745	1,180,787
Restricted cash - current	399,337	675,159	1,998,323
Restricted cash - non-current	1,545,605	1,069,244	333,313
Cash and cash equivalents held-for sale			216,060
Restricted cash - current included in assets held-for-sale			104,103
Restricted cash - non-current included in assets held-for-sale			376,535
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 2,478,423	¥ 5,316,148	¥ 4,209,121